DISCONTINUED OPERATIONS - Gain on deconsolidation (Parenthetical) (Details)	Apr. 06, 2022	Dec. 31, 2022 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized		10,000,000	10,000,000		10,000,000
Common Stock, Shares, Issued		7,693,040	6,186,783		4,978,073
Common Stock, Shares, Outstanding		7,682,908	6,186,783		4,978,073
Reverse stock split conversion ratio	0.1
Youlu
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related party receivable as a result of deconsolidation | $			$ 23,556
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Common Stock, Shares Authorized			10,000,000
Common Stock, Shares, Issued			6,186,783
Common Stock, Shares, Outstanding			6,186,783
Related party receivable as a result of deconsolidation | $			$ 7,298,208
Related party receivable noncurrent as a result of deconsolidation | $			6,635,746
Due to related party excluded upon deconsolidation | $			$ 31,263
Reverse stock split conversion ratio	0.1
Series A Convertible Preferred Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		5,000	5,000		5,000
Preferred Stock, Shares Issued		1,741	5,000		0
Preferred Stock, Shares Outstanding		1,741	5,000		0
Net of issuance costs | $			$ 118,344		$ 118,344
Series A Convertible Preferred Stock [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Preferred Stock, Shares Authorized				5,000
Preferred Stock, Shares Issued				5,000
Preferred Stock, Shares Outstanding				5,000
Net of issuance costs | $			$ 118,344